Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2013
Non controlling interests
Summary of non controlling interests
	As of December 31, 2013	As of December 31, 2012
	(In thousand)
Weibo	$468,117	$(2,430)
Others	16,291	11,633
Total	$484,408	$9,203